INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 3,699	$ 2,847
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	4,657	3,629	$ 3,332
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (958)	$ (782)	$ (645)